Label	Element	Value
MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000315812_SupplementTextBlock

Morgan Stanley

September 11, 2015

Supplement

SUPPLEMENT DATED SEPTEMBER 11, 2015 TO THE PROSPECTUS OF
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2015
(the "Fund")

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is hereby inserted as the second sentence of the first paragraph under the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies":

The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").

The following is hereby inserted as the second sentence of the first paragraph under the section of the Prospectus entitled "Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Investment Strategies":

The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.